Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 237,574	$ 150,736	$ 67,981
Restricted cash			136,000
Accounts receivable, net	461,482	63,168	2,640,359
Inventory, net		272,402
Other receivables and prepayments other current assets	11,239,053	6,656,297	63,696
Note receivable	1,384,346	1,334,852
Related parties receivable	11,674,772	11,985,101	23,006,827
Total current assets	24,997,227	20,462,556	25,914,863
Non-current assets
Plant and equipment, net	1,144	1,126	2,861
TOTAL ASSETS	24,998,371	20,463,682	25,917,724
Current liabilities
Short-term bank loans	3,632,279	3,533,140	3,456,370
Accounts payable	426,759	362,284	5,835,609
Taxes payable			74,693
Accrued liabilities and other current liabilities	9,668,997	5,483,501	5,690,333
Related parties payable	548,717	458,011	367,073
Total current liabilities	14,276,752	9,836,936	15,424,078
TOTAL LIABILITIES	14,276,752	9,836,936	15,424,078
COMMITMENTS & CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 20,000,000 shares authorized, 0 shares and 0 shares issued and outstanding, respectively
Common stock, no par value; 700,000,000 shares authorized, 100,000,000 shares issued and outstanding, respectively	12,307,407	12,307,407	12,187,564
Additional paid-in capital	207,053	206,288	19,147
Statutory reserves
Accumulated deficit	(2,290,560)	(1,981,384)	(1,235,265)
Accumulated other comprehensive loss	497,719	94,435	(477,800)
TOTAL STOCKHOLDERS' EQUITY	10,721,619	10,626,746	10,493,646
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,998,371	$ 20,463,682	$ 25,917,724